S000043215 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AB Concentrated Growth Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	[1]	10.80%	19.39%	(24.80%)	31.15%	20.96%	39.30%	1.23%	22.70%	5.13%	1.07%

[1]	The inception date of the Fund’s Class A shares was 2/28/14. The annual returns shown in the Prospectus previously reflected the performance of the Fund’s Advisor Class shares, and for periods prior to February 28, 2014, the historical performance of the Fund’s predecessor fund, the W.P. Stewart & Co. Growth Fund. As of February 28, 2025, the Fund’s Class A shares have had annual returns for ten years. Accordingly, the bar chart now reflects the performance of the Fund’s Class A shares.